CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES - Schedule of Contingent Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
Contingent liabilities
Contingent liabilities	£ 2,340	£ 2,364
The Bank
Contingent liabilities
Contingent liabilities	2,077	2,093
Acceptances and endorsements | The Group
Contingent liabilities
Contingent liabilities	21	73
Acceptances and endorsements | The Bank
Contingent liabilities
Contingent liabilities	21	73
Other items serving as direct credit substitutes | The Group
Contingent liabilities
Contingent liabilities	433	221
Other items serving as direct credit substitutes | The Bank
Contingent liabilities
Contingent liabilities	375	203
Performance bonds, including letters of credit, and other transaction-related contingencies | The Group
Contingent liabilities
Contingent liabilities	1,886	2,070
Performance bonds, including letters of credit, and other transaction-related contingencies | The Bank
Contingent liabilities
Contingent liabilities	1,681	1,817
Other contingent liabilities | The Group
Contingent liabilities
Contingent liabilities	2,319	2,291
Other contingent liabilities | The Bank
Contingent liabilities
Contingent liabilities	2,056	2,020
Incurred on behalf of fellow Lloyds Banking Group undertakings | The Bank
Contingent liabilities
Contingent liabilities	£ 0	£ 1